Equity - Summary of Information about Hedging and Exchange Reserve (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [line items]
Beginning balance	£ 12,028	£ 10,180	£ 9,256
Other comprehensive income	(276)	651	109
Ending balance	11,713	12,028	10,180
Hedging reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	(21)	(90)	21
Other comprehensive income	(44)	69	(111)
Adoption of IFRS 9 by associate	(3)
Ending balance	(68)	(21)	(90)
Exchange reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	(432)	(431)	(1,173)
Other comprehensive income	(530)	(1)	742
Ending balance	(962)	(432)	(431)
Hedging and exchange reserve [member]
Disclosure of reserves within equity [line items]
Beginning balance	(453)	(521)	(1,152)
Other comprehensive income	(574)	68	631
Adoption of IFRS 9 by associate	(3)
Ending balance	£ (1,030)	£ (453)	£ (521)